Leases - Schedule of Other Information Related to Operating Leases (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Lease expense	$ 13	$ 12
Lease payments made	$ 13	$ 11
Weighted-average remaining lease term (in years)	6 years	7 years
Weighted-average discount rate (as a percent)	2.30%	2.60%